Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation and benefits
Salaries and variable compensation	SFr 7,533	SFr 8,401	SFr 8,608
Social security	622	653	642
Other	808	836	786
Compensation and benefits	8,963	9,890	10,036
Defined Benefit Plan, Service Cost	240	218	270
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	503	517	437
Switzerland | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	224	203	256
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	16	15	14
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	0	0	0
Bank
Compensation and benefits
Salaries and variable compensation	6,730	7,521	7,733
Social security	530	559	554
Other	751	780	818
Compensation and benefits	8,011	8,860	9,105
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	497	503	502
Bank | International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	14	14	14
Bank | International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0